Property, plant and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 10 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31, 2018	December 31, 2017

Building	$5,473,555	$5,089,190
Machinery and Production equipment	2,012,061	2,167,877
Electronic equipment	203,491	201,731
Office equipment	55,407	55,467
Automobiles	527,485	550,577
Construction in progress	121,255	11,943
Subtotal	8,393,254	8,076,785
Less: Accumulated depreciation	(5,152,634)	(4,701,906)
Property, plant and equipment, net	$3,240,620	$3,374,879

Depreciation expense was $1,049,274, $613,296 and $534,252
for the years ended December 31, 2018, 2017 and 2016, respectively, among which $628,144, $576,953 and $497,970 were for continuing operations.